INCOME PER SHARE (Narrative) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Sep. 30, 2012	Oct. 02, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Per Share [Abstract]
Warrants to purchase shares of common stock (in Shares)	8,079	308,197	8,079	308,197
Dilutive options (in Shares)	81,000
Options to purchase shares of common stock (in Shares)	82,000	52,600	82,000	52,600	53,000	72,200	38,000